Note 3 - Shares Used in Calculation of Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Weighted-average common shares outstanding (in shares)	2,437,302	2,248,516	2,350,822	2,245,868
Average treasury stock shares (in shares)	(386,165)	(189,530)	(386,165)	(189,530)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	2,051,137	2,058,986	1,964,657	2,056,338
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	8,274	9,327	8,522	9,590
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	2,059,411	2,068,313	1,973,179	2,065,928